Segment Information	12 Months Ended
Sep. 30, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

9. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making company, in deciding how to allocate resources and in assessing performance. The Predecessor and Successor’s CODM is identified as the Chief Executive Officer.

The Predecessor and Successor are mainly engaged in the business of providing IT related service to customers. Since the nature, the business processes and the marketing channel of the services are substantially similar, the Predecessor and Successor are considered as operating in a single reportable segment with revenues derived from multiple revenue streams.

	(Predecessor)			(Successor)
	For the year ended September 30, 2021	For the year ended September 30, 2022	From October 1, 2022 to October 11, 2022	From October 12, 2022 to September 30, 2023
	HK$	HK$	HK$	HK$	US$
System development	3,184,948	3,602,067	—	5,969,112	762,261
NFT	—	—	—	1,585,000	202,406
Web and mobile application development	235,000	391,000	—	—	—
AI-OCR development	495,458	68,141	—	80,970	10,340
Technological support and maintenance service and other services	140,000	360,000	—	1,054,667	134,682
	4,055,406	4,421,208	—	8,689,749	1,109,689

Substantially the majority of the Predecessor and Successor’s revenues are derived from Hong Kong where services are provided to customers. In addition, the Predecessor and Successor’s long-lived assets are substantially all located in and derived from Hong Kong, and the amount of long-lived assets attributable to any individual other country is not material.